Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Net income for the year	$ 7,605	$ 24,995	$ 36,755
Exploration And Production Refining Transportation And Marketing Gas And Power And Distribution Segment [Member] | Petrobras International Braspetro Pibbv [Member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Several
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 44,842
Shareholders'equity (deficit)	59,836
Net income for the year	$ 3,668
Country	Netherlands
Refining Transportation And Marketing Segment [Member] | Petrobras Transporte S A Transpetro [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 2,227
Shareholders'equity (deficit)	932
Net income for the year	$ 161
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Araucaria Nitrogenados S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 90
Net income for the year	$ 75
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Fabrica Carioca De Catalizadores S A F C C [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Sales revenues	$ 60
Shareholders'equity (deficit)	47
Net income for the year	$ 22
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Logum Logistica S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 186
Net income for the year	$ (23)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Petrocoque S A Industria E Comercio [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 23
Net income for the year	$ 4
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Refinaria De Petroleo Riograndense S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.33%
Shareholders'equity (deficit)	$ 5
Net income for the year	$ (16)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Metanol Do Nordeste S A Metanor [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 20
Net income for the year	$ 6
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Companhia De Coque Calcinado De Petroleo S A Coquepar [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Braskem S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.15%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ (4)
Net income for the year	$ (1,053)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Nitroclor Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Exploration And Production Segment [Member] | Petrobras Logistica De Exploracao E Producao S A P B L O G [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 281
Shareholders'equity (deficit)	60
Net income for the year	$ 99
Country	Brazil
Biofuels Segment [Member] | Petrobras Biocombustivel S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 242
Shareholders'equity (deficit)	135
Net income for the year	$ 13
Country	Brazil
Gas And Power Segment [Member] | Termomacae Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 11
Shareholders'equity (deficit)	48
Net income for the year	$ 7
Country	Brazil
Gas And Power Segment [Member] | Termobahia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 56
Net income for the year	$ 10
Country	Brazil
Gas And Power Segment [Member] | Baixada Santista Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 53
Net income for the year	$ 8
Country	Brazil
Gas And Power Segment [Member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Sales revenues	$ 313
Shareholders'equity (deficit)	61
Net income for the year	$ 85
Country	Brazil
Gas And Power Segment [Member] | Brasympe Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 13
Net income for the year	$ 3
Country	Brazil
Gas And Power Segment [Member] | Energetica S U A P E I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 84
Net income for the year	$ 32
Country	Brazil
Gas And Power Segment [Member] | Bioenergetica Britaruma S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Gas And Power Segment [Member] | Transportadora Sulbrasileirade Gas T S B [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	25.00%
Proportion of voting rights held in subsidiary	25.00%
Shareholders'equity (deficit)	$ 2
Net income for the year	$ 1
Country	Brazil
Corporate Segment [Member] | Braspetro Oil Services Company Brasoil [Member] | Country Of Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 2
Country	Cayman Islands
Corporate Segment [Member] | Fundo De Investimento Imobiliario R B Logistica F I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	99.15%
Proportion of voting rights held in subsidiary	99.15%
Shareholders'equity (deficit)	$ 18
Net income for the year	$ 5
Country	Brazil
Corporate Segment [Member] | Procurement Negocios Eletronicos S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	72.00%
Proportion of voting rights held in subsidiary	49.00%
Sales revenues	$ 14
Shareholders'equity (deficit)	6
Net income for the year	$ 1
Country	Brazil
Corporate Segment [Member] | Petrobras Comercializadora De Energia Ltda P B E N [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 29
Shareholders'equity (deficit)	12
Net income for the year	$ 5
Country	Brazil
Corporate Segment [Member] | Associacao Petrobras De Saude [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	93.47%
Proportion of voting rights held in subsidiary	93.47%
Sales revenues	$ 892
Shareholders'equity (deficit)	117
Net income for the year	$ 5
Country	Brazil